Other Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012 years	Sep. 30, 2011	Sep. 30, 2010
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	12.1
Gross Carrying Amount	$ 981.7	$ 893.2
Accumulated Amortization	(186.6)	(93.8)
Finite-Lived Intangible Assets, Amortization Expense	88.9	42.4	11.9
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
Fiscal 2013	91.8
Fiscal 2014	88.6
Fiscal 2015	84.7
Fiscal 2016	84.0
Fiscal 2017	84.0
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	11.7
Gross Carrying Amount	873.9	801.9
Accumulated Amortization	(153.6)	(76.4)
Favorable Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	10.4
Gross Carrying Amount	42.2	41.8
Accumulated Amortization	(18.8)	(10.7)
Technology and Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	8.1
Gross Carrying Amount	14.3	14.3
Accumulated Amortization	(3.2)	(1.4)
Trademarks and Tradenames [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	30.2
Gross Carrying Amount	30.3	30.1
Accumulated Amortization	(6.4)	(2.8)
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	2.0
Gross Carrying Amount	5.1	5.1
Accumulated Amortization	(4.1)	(2.5)
Licensing Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	10.0
Gross Carrying Amount	15.9	0
Accumulated Amortization	$ (0.5)	$ 0